Other Expenses (Other Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Income and Expenses [Abstract]
Compensation	$ 4,894	$ 5,108	$ 5,562
Pension, postretirement and postemployment benefit costs	473	488	428
Commissions	5,153	5,428	5,909
Volume-related costs	859	842	599
Capitalization of DAC	(4,183)	(4,786)	(5,289)
Amortization of DAC and VOBA	4,132	3,550	4,199
Amortization of negative VOBA	(442)	(579)	(622)
Interest expense on debt	1,216	1,282	1,356
Premium taxes, licenses and fees	801	658	677
Professional services	1,457	1,454	1,664
Rent and related expenses, net of sublease income	361	376	422
Other	2,370	2,781	2,850
Total other expenses	$ 17,091	$ 16,602	$ 17,755